UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

December 31, 2014

Dear Shareholders,

2014 was an interesting year economically:  Here are some items that affected our Funds.

The economy improved.  While it can't be viewed as robust, it did improve enough to offer hope going forward.  Some reputable forecasters predict 3% or better GDP growth for 2015.  However the sharp decline in oil prices could affect growth negatively if the prices stay low too long.

The Deficit/GDP Growth trend improved toward the end of the year.  The Question is whether the economy can continue to grow at a pace sufficient to cover the debts.  The jury is still out.  Ultimately, GDP needs to grow faster than debt in most years in order to preserve wealth long term.  It is possible, and I like some of the encouraging numbers, but the recent borrowing binge certainly makes it a higher hill to climb.  We probably need some years of 4% or better growth to adequately right the ship.

Interest rates and inflation remained abnormally and surprisingly low.  We thought rates would be rising by now.  We were wrong.  Government manipulation is a big part of it, but there is also a free market component.   Our bond portfolios have short-term average maturities.   This hurt performance in 2015, but will serve us well if, as we anticipate, interest rates begin to rise in the near future.

Stocks hit all time highs - so what? While the headlines talked constantly about markets achieving new highs, such hype is at best overly optimistic in sound.  If the markets don't hit new highs on a regular basis we are in trouble.  Markets historically rise 7 years out of ten.    Unless we hit another period like 2000-2009 new highs should be a normal occurrence, even if the markets go up at a below average pace.

Oil prices got hammered to an extent not anticipated by any of the experts we know.   The sharp decline in the energy sector was a key factor that affected our Funds’ year-end performance negatively.  We did not see this coming.  Nor do we know of any experts that we follow who predicted such a crash in oil prices.  Portfolios that included a decent weighting to energy got hurt at the end of 2014.  We think much of the sector's decline is overkill and therefore we see long term value in holding on and even adding to some positions.  We think oil prices are likely to rise back to the $70-80 area before the end of 2015.  Overall the price decline should help the economy unless prices remain too low too long.

The Dollar strengthened.  Another surprise was the degree toward which the dollar strengthened against other currencies.  This contributed to the International markets’ subpar performance when converted to U.S. dollars.

Table A: 2014 Index Returns
Cash (3 Mo. T-Bills)	0.0%
Barclay's 1-5 Yr Gov't/Credit Bonds	1.4%
S&P 500 (Large U.S. Stocks)	13.7%
Russell 2000 (Small U.S. Stocks)	4.9%
EAFE (International Stocks)	-4.9%
Average (Balanced Portfolio)	3.0%

Market performance was mixed.  The S&P 500 large U.S. company stock index got all the headlines, with a total return of 13.7%, but a broadly diversified portfolio would have performed in single digits.  U.S. Large Company Stocks as represented by the S&P 500 had a very good year.  But Small company stocks did not, gaining less than 5%.  Nor did International stocks, which lost almost 5%.  Unfortunately when one index steals the show, investor expectations can be altered unrealistically. Consider Chart A. A diversified portfolio of large and small U.S. stocks coupled with International stocks, short-term and intermediate term bonds and cash might have reasonably expected to make between 1% and 5% after expenses (indexes have none) depending on the portfolio category  allocations.

Most Active Investment Managers trailed the indexes this year.  At the end of November Reuters reported that 85% of active managers of large cap funds were underperforming.  I don’t think that changed much in December.  They mentioned that even some of the most revered and successful managers were having a tough year.

Our STAAR portfolios in general experienced a disappointing 2014.  We have had years where our approach didn't work before.  One was in 1999 when some of our Funds trailed indices by as much as 10 percentage points if I remember correctly.  That was a year that saw the "experts" in the media announce that you didn't need advisers or managers... just throw all your money into index funds and throw away the key.  The next ten years the markets lost money while we made money, received 4 and 5 star ratings by Morningstar and were even named a top 15 manager by Kiplinger in 2009.

We are working diligently to improve performance on a long term basis.  Thank you for your ongoing confidence and support.  If you have any questions or concerns, please do not hesitate to contact us.

Sincerely,

J. André Weisbrod

Management Discussion of 2014 Performance

AltCat Fund Management Discussion of Performance

At the end of June, the AltCat Fund had performed virtually even with its benchmark world stock index.  The second half of the year proved to be negative for both and the AltCat Fund trailed the index, largely due to its energy related positions.  However, it performed close to the Morningstar World Stock Funds average.  We believe the energy swoon should be short-lived with prices rebounding during 2015, resulting in stabilization of the industry and a reasonable recover in stock prices.  This has already been occurring so far in early 2015.

Our top 10 performing positions owned at the beginning of the year were iShares Nasdaq Biotechnology ETF (+34.13%), United Rentals, Inc (+30.87%), Boston Properties, Inc (+30.81%), Vanguard REIT Index ETF (+30.29%), Vanguard Health Care Inv Fund (+28.52%), HCP, Inc. (+27.23%), PPL Corp (+25.69%), American Tower Corp (+25.60%), One Liberty Properties, Inc. (+25.04%) and Southern Company (+24.53%).

Positive additions to the portfolio during the period included Mylan Inc., Sprouts Farmers Markets, Parexel International Corp and Zoetis Inc.

Underperformers included 3D Systems Corp (-64.63%), Pengrowth Energy Corp (-42.85%), First Trust ISE-Revere Natural gas ETF (-42.03%), Antero Resources (-36.03%),  Powershares DB Commodity Tracking ETF (-28.18%), United Guardian (-26.78%), US Silica Holdings (-23.22%), Statoil ASA ADR (-20.38%), Franklin Natural Resources Fund (-20.17%) and PowerShares Wilderhill Clean Energy ETF (-15.29%).

Positions added during the period that did not perform to expectations included Jacobs Engineering Group, Inc.

Overall we continue to think U.S. stocks are slightly over-valued, which could limit gains over the next year or two.  Overseas, especially in emerging markets, we continue to see better valuations and upside potential, but there are some greater risks.  The rise of the dollar coupled with ongoing problems in Europe, the Middle East and some Asian countries has made foreign investing more challenging.  But overall we see economies continuing to grow and barring a major event, a protracted energy sector depression or unknown factor, we think the probabilities favor continued growth and modest gains in stock markets in 2015.  Our goal is to organize the portfolio in such a manner as to return the Fund to the superior performance it achieved during the 2000-2011 period.

General Bond Fund Management Discussion of Performance

Federal Reserve policies have continued to keep interest rates at historical lows.  Our prognosis has been for interest rates to begin rising and therefore we have kept our average maturities shorter, which was the major contributing factor resulting in the GBF underperforming its benchmark index.

We think there is a reasonable probability that rates will edge up during 2015.  The fund is well positioned to upward rate trends.

International Fund Management Discussion of Performance

International stocks in both developed economies and emerging markets struggled in 2014 and experienced negative returns. A portion of the losses stemmed from the significant increase in the dollar vs. other currencies. Uncertainties in Europe and elsewhere caused many investors to eschew foreign markets for the relative stability and perceived safety of the U.S. markets.  The INTF suffered from an early-year larger cash position plus its exposure to energy and natural resources sectors as well as disappointing performance of some of its core fund holdings.

We think many of the International markets are undervalued and should recover relative to the U.S. markets.  So far in 2015 International stocks are trending ahead of the U.S. markets.  If the dollar retreats, International investments will benefit going forward in the same way they were hurt in 2014.

Our best performing positions were WisdomTree India Earnings ETF (+29.76%), Potash Corp of Saskatchewan Inc (+11.41%), Accenture PLC Cl A +10.99%), SPDR S&P Emerging Asia ETF (+10.62%), Deutshe X-trackers MSCI EAFE Hedged ETF (+5.26%) and iShares MSCI Frontier 100 (+5.04%).

Our most disappointing positions included Pengrowth Energy Corp (-42.85%), Elephant Talk Communications Corp (-32.37%), Statoil ASA ADR (-20.38%), iShares MSCI Brazil ETF (-14.51%), Putnam International Capital Opportunities Fund (-13.43%), iShares MSCI Chile ETF (-12.73%) and iShares Latin America 40 ETF (-11.47%).

We continue to think an International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.  Our goal is to organize the portfolio in such a manner as to return the Fund to the superior performance it achieved during the 2000-2011 period.

Larger Company Stock Fund Management Discussion of Performance

Large company U.S. stocks as represented by the S&P 500 continued to outperform international and domestic small cap indices.  However, the superior S&P 500 performance was due mostly to the performance of 20 or 30 stocks in the index.  The broader market did not perform as well as the S&P 500.  The Larger Company Stock Fund mostly due to its early year larger cash position, its broad diversification and the disappointing performance of some of its core fund holdings, including those in the energy sector.  For our outlook on markets, see the Management discussion for the AltCat Fund.

Our best performing positions were Nasdaq Biotechnology ETF (+34.13%),  United Rentals, Inc (+30.87%), Boston Properties, Inc (+30.81%), Vanguard REIT Index ETF (+30.29%), HCP, Inc. (+27.23%), iShares US Real Estate ETF (+26.62%), Public Storage (+26.53%), PPL Corp (+25.69%), American Tower Corp (+25.60%), and iShares US Health Care ETF (+25.18%).

Positive additions to the portfolio during the period included Equinix, Inc., Sprouts Farmers Markets, and Zoetis Inc.

Underperforming positions included 3D Systems Corp (-35.65%), iShares North American Natural Resources ETF (-10.21%), Quanta Services, Inc. (-10.04%), National Oilwell Varco (-6.32%) and Boeing Co (-2.63%).

Positions added during the period that did not perform to expectations included Cenovus Energy, Devon Energy Corp, Jacobs Engineering Group, Inc. and Kansas City Southern Inc.  Some underperforming positions were sold during the year, including Holly Frontier Corp and International Business Machines.

Short Term Bond Fund Management Discussion of Performance

Our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except a few lagging positions plus higher than average expenses caused it to underperform in 2014.  The Fund incurred a slight loss and interest rates have been so low that distributions were not possible.   Going forward we see short-term interest rates remaining in a historically low range, but with a bias to rising rates by the end of 2015.  In the interest of helping this Fund fulfill its purpose better, the Adviser waived its management fees in the second half of 2014 and will continue to do so during at least the first half of 2015.

Smaller Company Stock Fund Management Discussion of Performance

Small company U.S. stocks underperformed large company stocks significantly in 2014. The Smaller Company Stock Fund trailed its benchmark mostly due to a larger than average cash position in the first half of 2014, exposure to energy and the disappointing performance of some of its core mutual funds.  For an overall view of the markets, see the AltCat Fund discussion.  We expect small companies to outperform larger companies over longer periods of time consistent with history.  This could especially be the case if inflation returns; historically small companies have done better during rising inflation periods.  We see the disparity of 2014 as something of an anomaly and partly explained by overvaluation in the small cap sector.

Our best performing positions were One Liberty Properties, Inc. (+25.04%), Parexel International Corp (+22.97%), Medical Properties Trust Inc (+19.64%), CST Brands, Inc. (+19.44%), Watsco, Inc. (+13.47%) and Eastgroup Properties Inc (+13.14%).

Underperformers included Apricus Biosciences Inc (-62.26%), Pengrowth Energy Corp (-42.85%), Elephant Talk Communications Corp (-32.37%), United Guardian (-26.78%), US Silica Holdings (-23.22%), Steven Madden Ltd (-13.01%), and Satuit Capital US Emerging Companies Fund (-6.82%).

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	-0.41%	+2.25%	+2.25%	+10.24%	+6.86%	+4.75%	+4.72%	+4.92%
MSCI ACWI NR USD Index	+0.41%	+4.16%	+4.16%	+14.10%	+9.17%	+6.09%	N/A	N/A
S&P 500 Index	+4.93%	+13.69%	+13.69%	+20.41%	+15.45%	+7.67%	+7.13%	+8.28%
Morningstar World Stock Funds Index	+0.52%	+2.79%	+2.79%	+14.11%	+9.54%	+6.21%	+5.76%	+6.34%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR General Bond Fund (SITGX)--  A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-0.58%	-0.08%	-0.08%	+1.28%	+1.39%	+1.94%	+3.43%	+3.36%
Barcap Intermed Gov/Cred Index	+0.89%	+3.13%	+3.13%	+2.03%	+3.54%	+4.10%	+5.22%	+5.24%
Morningstar Intermed-Term Bd Fd Avg	+1.11%	+5.18%	+5.18%	+3.38%	+4.78%	+4.41%	+4.90%	+5.10%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	-5.59%	-8.10%	-8.10%	+3.68%	+0.71%	+2.82%	+2.89%	+3.74%
EAFE Index	-3.57%	-4.90%	-4.90%	+11.06%	+5.33%	+4.43%	+4.80%	+4.61%
Morningstar Foreign Large Blend Fds Avg	-3.18%	-4.98%	-4.98%	+10.22%	+5.04%	+4.48%	+4.74%	+4.49%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	+3.68%	+6.03%	+6.03%	+13.88%	+9.92%	+3.88%	+4.25%	+5.06%
S&P 500 Index	+4.93%	+13.69%	+13.69%	+20.41%	+15.45%	+7.67%	+7.13%	+8.28%
Morningstar Large Blend Fds Avg	+4.19%	+10.96%	+10.96%	+19.00%	+13.88%	+7.02%	+7.29%	+7.48%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.45%	-0.78%	-0.78%	+0.63%	+0.34%	+1.17%	+3.22%	+3.26%
Barcap 1-3 Year US Govt Index	+0.19%	+0.64%	+0.64%	+0.51%	+1.09%	+2.62%	+3.76%	+3.89%
Morningstar Short-Term Bd Fd Avg	-0.05%	+1.07%	+1.07%	+1.70%	+2.31%	+2.94%	+3.47%	+3.63%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 12/31/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+3.65%	-1.09%	-1.09%	+13.80%	+10.35%	+4.53%	+6.79%	+6.82%
Russell 2000 Index	+9.73%	+4.89%	+4.89%	+19.21%	+15.55%	+7.77%	+8.25%	+8.51%
Morningstar Small Blend Fds Avg	+7.20%	+3.79%	+3.79%	+17.85%	+14.61%	+7.55%	+9.73%	+9.49%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

	STAAR Alternative Categories Fund (SITAX)
	Schedule of Investments
	December 31, 2014

Shares		Value

COMMON STOCKS - 26.15%

Agriculture Production-Crops - 0.36%
1,500	Adecoagro S.A. *	$ 12,015

Aircraft - 0.96%
250	Boeing Co.	32,495

Beverages - 1.01%
300	Diageo Plc. ADR	34,227

Converted Paper & Paperboard Products - 0.34%
100	Kimberly Clark Corp.	11,554

Crude Petroleum & Natural Gas - 2.38%
400	Anadarko Petroleum Corp.	33,000
100	Antero Resources Corp. *	4,058
10,000	Pengrowth Energy Corp.	31,100
200	Devon Energy Corp	12,242
		80,400
Electric Services - 1.66%
1,000	PPL Corp.	36,330
400	Southern Co.	19,644
		55,974
Electrical Work -0.34%
400	Quanta Services, Inc. *	11,356

Electronic Connectors - 0.80%
500	Amphenol Corp. Class A	26,905

Engines & Turbines - 0.64%
150	Cummins, Inc.	21,625

Heavy Construction Other Than Blgs Const - Contractors - 0.40%
300	Jacobs Engineering Group, Inc. *	13,407

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.55%
700	V.F. Corp.	52,430

Mining & Quarrying of Nonmetal - 0.38%
500	U.S. Silica Holdings, Inc.	12,845

Miscellaneous Food Preparation - 1.25%
3,300	Inventure Foods, Inc. *	42,042

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.02%
12	Halyard Health, Inc. *	546

Perfumes, Cosmetics & Other Toilet Preparations - 0.88%
1,500	United Guardian, Inc.	29,745

Petroleum Refining - 0.68%
1,300	Statoil ASA ADR	22,893

Pharmaceutical Preparations - 2.51%
400	Bristol Myers Squibb Co.	23,612
700	Mylan, Inc. *	39,459
500	Zoetis, Inc.	21,515
		84,586
Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.67%
300	Eastman Chemical Co.	22,758

Retail-Auto Dealers & Gasoline - 0.65%
500	CST Brands, Inc.	21,805

Retail-Variety Stores - 1.05%
250	Costco Wholesale Corp.	35,437

Retail-Grocery Sores - 1.01%
1,000	Sprouts Farmers Market, Inc. *	33,980

Services-Business Services, NEC - 0.79%
300	Accenture Plc. Class A	26,793

Services-Commercial Physical & Biological Research - 0.99%
600	Parexel International Corp. *	33,336

Services-Equipment Rental & Leasing, NEC - 2.23%
1,000	Textainer Group Holding Ltd.	34,320
400	United Rentals, Inc. *	40,804
		75,124
Services-Prepackaged Software - 0.29%
300	3D Systems Corp. *	9,861

State Commercial Banks - 0.80%
400	Northern Trust Corp.	26,960

Telephone Communications - 0.83%
600	Verizon Communications, Inc.	28,068

Wholesale-Groceries & General Line - 0.69%
300	United Natural Foods, Inc. *	23,198

TOTAL FOR COMMON STOCKS (Cost $733,084) - 26.15%		882,365

EXCHANGE TRADED FUNDS - 29.35%
1,100	Builders Emerging Markets 50 ADR Index Fund	39,072
400	Consumer Discretionary SPDR ETF	28,860
1,000	Global X Social Media Index ETF	18,020
600	Guggenheim Spin-Off	26,874
600	DB X-trackers MSCI EAFE Hedged Equity ETF	16,200
400	First Trust-ISE Revere Natural Gas ETF	4,484
200	iShares DJ US Health Care Sector Index Fund	28,826
400	iShares DJ US Medical Devices Index Fund	45,244
1,200	iShares MSCI Australia Index Fund	26,604
900	iShares MSCI Malaysia Index Fund	12,132
1,400	iShares MSCI Singapore Index Fund	18,312
175	iShares NASDAQ Biotechnology Index Fund	53,086
300	iShares Russell 2000 Index Fund	35,886
300	iShares Russell Microcap Index Fund	23,094
1,000	iShares Russell Midcap Growth Index Fund	93,230
200	iShares S&P 600 SmallCap Growth Index Fund	24,478
1,000	iShares S&P Global Energy Sector Index Fund	37,190
400	iShares S&P Global Healthcare Sector Index Fund	39,824
600	iShares S&P Global Infrastructure Fund	25,290
600	iShares S&P Global Technology Sector Fund	56,928
500	iShares U.S. Technology	52,200
800	IQ Agribusiness Small Cap ETF	20,064
700	Market Vectors-Agribusiness	36,771
800	PowerShares DB Commodity Index Tracking *	14,760
1,500	Powershares Global Water Portfolio	34,440
3,000	PowerShares WilderHill Clean Energy	15,810
400	SPDR DJ Global Real Estate ETF	19,092
300	SPDR S&P Emerging Asia Pacific Fund	25,023
800	Vanguard REIT Index	64,800
300	WisdomTree International Small Cap Dividend Fund	16,656
400	WisdomTree Midcap Earnings Fund	37,060
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $757,464) - 29.35%		990,310

OPEN END MUTUAL FUNDS - 36.58%
1,937	American Smallcap World Fund Class F-1	86,906
8,203	Franklin Global Mutual Discovery Fund Class A	269,127
4,140	Franklin Natural Resources Fund Class A	118,269
11,883	Live Oak Health Sciences Fund	243,834
7,799	Matthews Asian Growth & Income Fund	140,459
447	Permanent Portfolio Fund	17,673
1,946	Vanguard Energy Fund	104,382
1,199	Vanguard Health Care Fund	253,913
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $805,054) - 36.58%		1,234,563

REAL ESTATE INVESTMENT TRUSTS - 5.42%
350	American Tower Corp.	34,597
300	Boston Properties, Inc.	38,607
500	Eastgroup Properties Inc.	31,660
500	HCP, Inc.	22,015
2,000	Medical Properties Trust, Inc.	27,560
1,200	One Liberties Properties, Inc.	28,404
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $158,379) - 5.42%		182,843

SHORT TERM INVESTMENTS - 2.39%
80,572	Federated Prime Obligations Fund-Institutional Class 0.02% ** (cost $80,572)	80,572

TOTAL INVESTMENTS (Cost $2,534,553) - 99.89%		3,370,653

OTHER ASSETS LESS LIABILITIES - 0.11%		3,894

NET ASSETS - 100.00%		$ 3,374,547

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

	STAAR General Bond Fund (SITGX)
	Schedule of Investments
	December 31, 2014

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 79.67%

Banking - Global - 1.19%
20,000	CorpBanca 3.125%, 1/15/18	$ 19,875

Chemicals Domestic - 2.96%
25,000	Dow Chemical Co. 1.85%, 11/15/17	24,724
25,000	Dow Chemical Co. 1.90%, 3/15/18	24,640
		49,364
Commerce-Banks Central US - 12.84%
64,000	Bank of Oklahoma 5.75%, 5/15/17	63,831
50,000	GE Capital Retail Bank CD 1.75%, 4/2/17	50,200
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	49,576
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,339
		213,946
Commerce-Banks Eastern US - 15.76%
50,000	Discover Bank CD 1.45%, 3/1/17	50,780
40,000	Discover Bank CD 1.75%, 4/4/17	40,526
50,000	Goldman Sachs Bank CD 1.65%, 10/5/15	50,406
50,000	Goldman Sachs Bank CD 1.75%, 12/21/15	50,527
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,533
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	19,804
		262,576
Commercial Service-Finance - 2.98%
50,000	GATX Corp. 2.50%, 7/30/19	49,623

Diversified Banking Institution - 17.66%
75,000	Bank of America Corp. 4.50%, 4/1/15	75,705
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	24,954
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,428
50,000	Morgan Stanley 3.45%, 11/2/15	50,976
50,000	Royal Bank of Canada 2.00%, 1/29/21	48,465
50,000	Royal Bank of Canada 2.25%, 3/19/21	49,168
20,000	Royal Bank of Scotland 2.75%, 11/30/20	19,631
		294,327
Electric Services - 1.20%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,066

Food & Beverage - 1.49%
25,000	Beam, Inc. 1.75%, 6/15/18	24,738

Gold & Silver Ores - 1.48%
25,000	Goldcorp, Inc. 2.125%, 3/15/18	24,709

Integrated Oils - 3.19%
25,000	Petrobras Global Fin 2.00%, 5/20/16	23,879
30,000	Petrobras International Fin 5.875%, 3/01/18	29,294
		53,173
Oil & Gas Field Machinery & Equipment - 2.02%
35,000	Transocean, Inc. 6.00%, 3/15/2018	33,665

Media Diversified - 4.44%
75,000	Viacom, Inc. 2.20%, 4/15/19	73,932

Medical-HMO - 1.49%
25,000	Catholic Health 1.60%, 11/1/17	24,898

Services-High School - 3.00%
50,000	Jefferson High School 2.00%, 8/01/18	49,999

Steel- Producers - 3.08%
50,000	Arcelormittal MTNA 3.75%, 3/1/16	51,250

Telephone-Integrated - 1.91%
30,000	Centurylink, Inc. 6.00%, 4/1/17	31,875

Water, Sewer, Pipeline - 1.48%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	24,633

Wholesale - Hardware - 1.50%
25,000	Intel Corp. 1.35%, 12/15/17	24,963

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,327,655) - 79.67%		1,327,612

EXCHANGE TRADED FUNDS - 10.28%
820	iShares Lehman TIPS Bond	91,848
1,500	Vanguard Mortgage-Backed Securities	79,515
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $162,124) - 10.28%		171,363

REAL ESTATE INVESTMENT TRUSTS - 6.18%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	102,922
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 6.18%		102,922

REVENUE BOND - 2.33%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	38,803
TOTAL FOR REVENUE BOND (Cost $50,125) - 2.33%		38,803

SHORT TERM INVESTMENTS - 0.96%
15,915	Federated Prime Obligations Fund - Institutional Class 0.02% * (Cost $15,915)	15,915

TOTAL INVESTMENTS (Cost $1,653,319) - 99.42%		1,656,615

OTHER ASSETS LESS LIABILITIES - 0.58%		9,604

NET ASSETS - 100.00%		$ 1,666,219

* Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund (SITIX)
	Schedule of Investments
	December 31, 2014

Shares		Value

COMMON STOCK - 6.17%

Agricultural Chemicals - 0.74%
500	Potash Corp. of Saskatchewan, Inc.	$ 17,660

Agriculture Production-Crops - 0.50%
1,500	Adecoagro S.A. *	12,015

Beverages - 0.96%
200	Diageo Plc. ADR	22,818

Crude Petroleum & Natural Gas - 0.46%
3,500	Pengrowth Energy Corp.	10,885

Petroleum Refining - 0.52%
700	Statoil ASA ADR	12,327

Services - Business Services - 1.13%
300	Accenture Plc Class A	26,793

Services-Equipment Rental & Leasing, NEC - 1.30%
900	Textainer Group Holdings Ltd.	30,888

Telephone Communications - 0.56%
16,000	Elephant Talk Communications Corp. *	13,309

TOTAL FOR COMMON STOCK (Cost $152,059) - 6.17%		146,695

EXCHANGE TRADED FUNDS - 28.36%
2,200	Builders Emerging Markets 50 ADR Index Fund	78,144
3,200	DB X-Trackers MSCI EAFE Hedged Equity Fund	86,400
1,300	First Trust-ISE China Index	37,180
1,300	iShares MSCI Australia Index Fund	28,821
200	iShares MSCI Brazil Index Fund	7,314
500	iShares MSCI Canada Index Fund	14,430
200	iShares MSCI Chile Capped	7,978
400	iShares MSCI Frontier 100 Fund	12,320
1,600	iShares MSCI Malaysia Index Fund	21,568
400	iShares MSCI S&P Latin America 40 Index Fund	12,724
2,100	iShares MSCI Singapore Index Fund	27,468
800	iShares MSCI Sweden Index Fund	25,336
900	iShares MSCI Switzerland Index Fund	28,521
700	SPDR S&P Emerging Asia Pacific Fund	58,387
300	Vanguard Global Ex-U.S Real Estate	16,056
1,400	WisdomTree DEFA Equity Income ETF	59,228
400	WisdomTree India Earnings Fund	8,820
500	WisdomTree International Dividend Ex-Financial Fund	21,505
2,200	WisdomTree International Small Cap Dividend Fund	122,144
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $674,421) - 28.36%		674,344

OPEN END MUTUAL FUNDS - 63.74%
5,024	American Europacific Growth Fund Class-F-1	235,699
5,493	Calamos International Growth Class A	91,127
4,203	Harbor International Fund Institutional Class	272,269
4,019	Putnam International Capital Opportunities Fund Class A	136,194
13,801	Sextant International Fund	206,187
19,125	T Rowe Price International Growth & Income Funds	263,350
7,713	Franklin Templeton Developing Markets Trust Class A	131,821
12,527	The Aberdeen International Equity Fund Institutional Service Class	179,139
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,104,742) - 63.74%		1,515,786

SHORT TERM INVESTMENTS - 1.71%
40,683	Federated Prime Obligations Fund - Institutional Class 0.01% ** (cost $40,683)	40,683

TOTAL INVESTMENTS (Cost $1,971,905) - 99.98%		2,377,508

OTHER ASSETS LESS LIABILITIES - 0.02%		502

NET ASSETS - 100.00%		$ 2,378,010

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund (SITLX)
	Schedule of Investments
	December 31, 2014

Shares		Value

COMMON STOCK - 25.16%

Aircraft - 0.95%
250	The Boeing Co.	$ 32,495

Beverages - 0.82%
300	Pepsico, Inc.	28,368

Converted Paper & Paperboard Products - 1.01%
300	Kimberly Clark Corp.	34,662

Crude Petroleum & Natural Gas - 1.13%
200	Anadarko Petroleum Corp.	16,500
100	Antero Resources Corp. *	4,058
300	Cenovus Energy Inc.	6,186
200	Devon Energy Corp.	12,242
		38,986
Electric Services - 2.20%
1,000	PPL Corp.	36,330
800	Southern Co.	39,288
		75,618
Electrical Work - 0.33%
400	Quanta Services, Inc. *	11,356

Electronic Connectors - 1.10%
700	Amphenol Corp. Class A	37,667

Engines & Turbines - 0.84%
200	Cummins, Inc.	28,834

Heavy Construction Other Than Blgs Const - Contractors - 0.39%
300	Jacobs Engineering Group, Inc. *	13,407

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.53%
700	V.F. Corp.	52,430

National Commercial Banks - 0.96%
600	Wells Fargo & Co.	32,892

Oil & Gas Field Machinery & Equipment - 1.36%
400	National Oilwell Varco, Inc.	26,212
800	NOW, Inc. *	20,584
		46,796
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.05%
37	Halyard Health, Inc. *	1,682

Personal Credit Institutions - 0.38%
200	Discover Financial Services	13,098

Pharmaceutical Preparations - 1.90%
700	Mylan, Inc. *	39,459
600	Zoetis, Inc.	25,818
		65,277
Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.66%
300	Eastman Chemical Co.	22,758

Railroads, Line-Haul Operating - 1.07%
300	Kansas City Southern	36,609

Retail-Variety Stores - 1.24%
300	Costco Wholesale Corp.	42,525

Retail-Grocery Stores - 1.19%
1,200	Sprouts Farmers Market, Inc. *	40,776

Semiconductors & Related Devices - 1.05%
800	Microchip Technology, Inc.	36,088

Services-Equipment Rental & Leasing, Nec - 1.49%
300	Air Lease Corp.	10,293
400	United Rentals, Inc. *	40,804
		51,097
Services-Prepackaged Software - 0.67%
700	3D Systems Corp. *	23,009

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.53%
200	Procter & Gamble Co.	18,218

Telephone Communications - 1.63%
102	Equinix, Inc.	23,126
700	Verizon Communications, Inc.	32,746
		55,872
Wholesale-Groceries & General Line - 0.68%
300	United Natural Foods, Inc. *	23,198

TOTAL FOR COMMON STOCK (Cost $752,099) - 25.16%		863,718

EXCHANGE TRADED FUNDS - 15.21%
400	Consumer Discretionary SPDR	28,860
700	Consumer Staples Select Sector SPDR	33,943
200	iShares Core S&P 500	41,374
200	iShares Dow Jones US Healthcare Sector Index	28,826
400	iShares Dow Jones US Medical Devices Index	45,244
150	iShares Nasdaq Biotechnology	45,503
1,300	iShares Russell Mid Cap Growth Index	121,199
200	iShares S&P North American Natural Resources	7,664
200	iShares U.S. Basic Materials	16,494
400	iShares U.S. Real Estate ETF	30,736
100	iShares U.S. Tech ETF	10,440
350	Market Vectors Agribusiness	18,386
500	Vanguard REIT Index	40,500
100	Vanguard Consumer Discretionary	11,688
1,200	First Trust ISE Cloud Computing Index	34,140
100	WisdomTree Total Earnings	7,435
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $351,463) - 15.21%		522,432

OPEN-END MUTUAL FUNDS - 54.90%
7,207	AF Fundamental Investors Fund Class F-1	374,959
14,889	AMG Yacktman Service	374,024
12,115	Brown Advisory Growth Equity Inst	234,189
1,300	Calamos Growth Class A	53,022
8,045	Franklin Rising Dividends Fund Class A	418,806
3,703	Mairs & Power Growth Fund	430,343
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $980,252) - 54.90%		1,885,343

REAL ESTATE INVESTMENT TRUSTS - 4.05%
400	American Tower Corp.	39,540
300	Boston Properties, Inc.	38,607
500	HCP, Inc.	22,015
75	Public Storage, Inc.	13,864
700	Weyerhaeuser Co.	25,123
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $111,862) - 4.05%		139,149

SHORT TERM INVESTMENTS - 0.50%
17,202	Federated Prime Obligations Fund - Institutional Class 0.02% ** (Cost $17,202)	17,202

TOTAL INVESTMENTS (Cost $2,212,878) - 99.82%		3,427,844

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%		6,104

NET ASSETS - 100.00%		$ 3,433,948

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund (SITBX)
	Schedule of Investments
	December 31, 2014

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 90.54%

Aerospace & Defense - 4.97%
65,000	L-3 Communications Corp. 1.5%, 5/28/17	$ 64,361

Banking - 6.16%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	29,786
50,000	Sallie Mae/ Salt Lake CD 1.20% 11/7/16	50,079
		79,865
Banks - Domestic MTN - 1.92%
25,000	Credit Suisse NY MTN 1.375%, 5/26/17	24,926

Commerce-Banks Eastern US - 3.87%
25,000	Discover Bank CD 2.05%, 10/9/18	25,003
25,000	Goldman Sachs Bank CD 1.15%, 8/24/15	25,100
		50,103
Commerce-US Banks Domestic - 14.92%
20,000	GE Capital Bank CD 1.15%, 5/23/17	19,885
20,000	GE Capital Retail Bank CD 1.00%, 1/17/17	19,912
50,000	GE Capital Retail Bank CD 1.05%, 2/28//17	49,878
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	24,979
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	48,859
30,000	Synchrony Bank CD 1.10%, 6/13/17	29,800
		193,313
Commercial Banks Non US - 1.16%
15,000	Firstbank Puerto Rico CD 0.90%, 6/21/16	15,003

Commercial Services-Finance - 4.18%
30,000	Ally Bank CD 1.10%, 8/22/16	29,475
25,000	GATX Corp. SR NT 1.25%, 3/4/17	24,757
		54,232
Communication Services, Nec - 7.31%
40,000	AT&T, Inc. 1.40%, 12/01/17	39,599
10,000	AT&T, Inc. Global NT 1.60% 2/15/17	10,021
25,000	BPCE Global NT 1.70% 4/25/16	25,191
20,000	Vodafone Group Plc. 1.625%, 03/20/17	19,991
		94,802
Diversified Banking Institution - 15.82%
40,000	Ally Bank CD 1.10%, 8/22/16	40,099
25,000	Bank of America Corp. 1.25%, 1/11/16	25,044
60,000	Capital One Fin. Corp. 1.00%, 11/6/15	59,943
40,000	Citigroup, Inc. 1.30%, 4/1/16	40,057
10,000	JP Morgan Chase & Co MTBE 1.10% 10/15/15	10,018
30,000	Morgan Stanley 1.875%, 1/5/18	29,890
		205,051
Exploration & Production - 2.31%
30,000	CNOOC Finance 2013 Ltd. SR NT 1.125%, 5/9/16	29,894

Finance Investor Broker/Banker - 1.97%
25,000	Jefferies Group, Inc. 3.875%, 11/09/15	25,528

Home Improvement - 1.92%
25,000	Whirlpool Corp. SR GLBL 1.35%, 03/01/17	24,924

Oil & Gas Field Services, NEC - 2.30%
30,000	FMC Technologies, Inc.	29,785

Services-Health Services - 1.91%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	24,789

Services-High School - 3.84%
50,000	Jefferson Union High School 1.45%, 5/15/17	49,825

Short Term Corporate - 7.15%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	35,282
60,000	Petrobras Global Fin. 2.00%, 5/20/16	57,309
		92,591
Surgical & Medical Instruments - 5.36%
70,000	Carefusion Corp. 1.45%, 5/15/17	69,505

Travel & Lodging - 2.31%
30,000	Carnival Corp. SR NT 1.20% 2/5/2016	29,983

Wholesale - Hardware - 1.16%
15,000	Dell, Inc. NT 2.30%, 9/10/2015	15,014

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,178,627) - 90.54%		1,173,494

EXCHANGE TRADED FUNDS - 7.22%
825	iShares Lehman 1-3 Year Treasury Bond	69,671
300	Vanguard Short-Term Corporate Bond Index Fund	23,889
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $92,960) - 7.22%		93,560

SHORT TERM INVESTMENTS - 1.97%
25,540	Federated Prime Obligations Fund - Institutional Shares 0.02% * (Cost $25,540)	25,540

TOTAL INVESTMENTS (Cost $1,297,127) - 99.73%		1,292,594

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.27%		3,536

NET ASSETS - 100.00%		$ 1,296,130

* Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund (SITSX)
	Schedule of Investments
	December 31, 2014

Shares		Value

COMMON STOCK - 9.55%

Crude Petroleum & Natural Gas - 0.83%
10,000	Pengrowth Energy Corp.	$ 31,100

Footwear (No Rubber) - 0.34%
400	Steve Madden Ltd. *	12,732

Mining & Quarrying of Nonmetal - 0.75%
1,100	U.S. Silica Holdings, Inc.	28,259

Miscellaneous Food Preparation - 1.19%
3,500	Inventure Foods, Inc. *	44,590

Perfumes, Cosmetics & Other Toilet Preparations - 1.22%
2,300	United Guardian, Inc.	45,609

Petroleum Refining - 0.72%
400	BP Prudhoe Bay Royalty Trust Co.	27,056

Pharmaceutical Preparations - 0.05%
2,000	Apricus Biosciences, Inc. *	2,000

Retail-Auto Dealers & Gasoline - 1.40%
1,200	CST Brands, Inc.	52,332

Services-Commercial Physical & Biological Research - 1.34%
900	Parexel International Corp. *	50,004

Telephone Communications - 0.57%
25,500	Elephant Talk Communications Corp. *	21,211

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.14%
400	Watsco, Inc.	42,800

TOTAL FOR COMMON STOCK (Cost $334,105) - 9.55%		357,693

EXCHANGE TRADED FUNDS - 34.53%
1,100	iShares Micro-Cap	84,678
1,000	iShares Russell 2000 Value Index	101,680
4,300	iShares S&P Smallcap 600 Growth Index	526,277
1,100	PowerShares Global Water Portfolio	25,256
400	WisdomTree Midcap Earnings	37,060
7,300	WisdomTree Smallcap Dividend	517,716
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $830,268) - 34.53%		1,292,667

OPEN END MUTUAL FUNDS - 50.18%
11,126	Columbia Acorn Fund Class Z	355,480
9,563	Franklin Microcap Value Fund Class A	336,343
5,002	Keeley Smallcap Value Fund Class A	191,693
4,917	Satuit Capital U.S. Emerging Companies Fund Class A	162,211
12,278	Aberdeen Smallcap Fund Class A *	303,625
58,051	Wasatch Smallcap Value Fund *	345,402
10,129	William Blair Smallcap Value Fund Class I	184,046
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,318,787) - 50.18%		1,878,800

REAL ESTATE INVESTMENT TRUSTS - 3.10%
700	EastGroup Properties, Inc.	44,324
2,800	Medical Properties Trust, Inc.	38,584
1,400	One Liberties Properties, Inc.	33,138
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $95,076) - 3.10%		116,046

SHORT TERM INVESTMENTS - 2.48%
92,957	Federated Prime Obligations Fund - Institutional Class 0.02%** (Cost $92,957)	92,957

TOTAL INVESTMENTS (Cost $2,671,193) - 99.84%		3,738,163

OTHER ASSETS LESS LIABILITIES - 0.16%		5,993

NET ASSETS - 100.00%		$ 3,744,156

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Assets and Liabilities
December 31, 2014

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,534,553; $1,653,319; $1,971,905; $2,212,878;	$ 3,370,653	$ 1,656,615	$ 2,377,508	$ 3,427,844	$ 1,292,594	$ 3,738,163
$1,297,127; $2,671,193, respectively)
Cash	834	51	616	245	57	454
Receivables:
Shareholder Subscriptions	2,069	601	2,421	7,632	282	7,734
Dividends and Interest	4,504	10,527	736	2,901	4,140	1,643
Prepaid Expenses	935	502	750	951	347	1,119
Total Assets	3,378,995	1,668,296	2,382,031	3,439,573	1,297,420	3,749,113
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	895	137	630	911	-	984
Accrued Administrative Fees	112	55	79	114	43	123
Accrued Trustee Fees	73	39	20	41	-	16
Accrued Distribution Fees	20	83	13	40	48	28
Other Accrued Expenses	2,191	1,760	1,998	2,662	1,199	2,695
Dividends Payable	1,157	3	1,281	1,857	-	1,111
Total Liabilities	4,448	2,077	4,021	5,625	1,290	4,957
Net Assets	$ 3,374,547	$ 1,666,219	$ 2,378,010	$ 3,433,948	$ 1,296,130	$ 3,744,156

Net Assets Consist of:
Paid In Capital	$ 2,520,365	$ 1,806,203	$ 1,968,097	$ 2,221,229	$ 1,311,492	$ 2,683,177
Accumulated Undistributed Realized Gain (Loss) on Investments	18,082	(143,280)	4,310	(2,247)	(10,829)	(5,991)
Unrealized Appreciation in Value of Investments	836,100	3,296	405,603	1,214,966	(4,533)	1,066,970
Net Assets (for 236,796; 168,848; 227,729; 225,532;	$ 3,374,547	$ 1,666,219	$ 2,378,010	$ 3,433,948	$ 1,296,130	$ 3,744,156
145,500; 267,322, shares outstanding, respectively)
Net Asset Value and Offering Price Per Share	$ 14.25	$ 9.87	$ 10.44	$ 15.23	$ 8.91	$ 14.01

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Operations
For the year ended December 31, 2014

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $461, $0, $480, $21, $0, $301 respectively)	$ 54,704	$ 2,944	$ 65,325	$ 46,887	$ 735	$ 32,314
Interest	43	39,969	30	28	18,139	42
Total Investment Income	54,747	42,913	65,355	46,915	18,874	32,356

Expenses:
Advisory Fees (Note 3)	27,054	4,554	21,191	27,257	3,434	31,318
Distribution Fees (Note 3)	261	637	131	292	540	303
Transfer Agent and Fund Accounting Fees	12,057	6,561	9,265	12,457	5,010	14,224
Administrative Fees	3,382	1,822	2,649	3,407	1,374	3,915
Audit Fees	7,281	4,130	5,765	7,283	2,983	8,414
Legal Fees	3,750	2,086	2,870	3,850	1,530	4,446
Custody Fees	3,267	2,656	2,793	3,103	2,597	2,985
Printing Fees	530	284	430	544	135	712
Insurance Fees	3,341	1,911	2,745	3,377	1,247	4,012
Director's Fees	1,894	1,078	1,543	1,985	795	2,267
Registration Fees	1,682	962	1,374	1,694	629	2,006
Other	2,190	1,133	1,935	2,555	945	2,936
Total Expenses	66,689	27,814	52,691	67,804	21,219	77,538
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(845)	-
Net Expenses	66,689	27,814	52,691	67,804	20,374	77,538

Net Investment Income (Loss)	(11,942)	15,099	12,664	(20,889)	(1,500)	(45,182)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	158,042	11,455	142,296	321,706	222	119,494
Capital gain distributions from investment companies	83,580	242	44,059	67,010	45	104,752
Net Change in Unrealized Appreciation (Depreciation) on Investments	(149,860)	(28,002)	(407,092)	(168,121)	(9,425)	(228,027)
Net Realized and Unrealized Gain (Loss) on Investments	91,762	(16,305)	(220,737)	220,595	(9,158)	(3,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 79,820	$ (1,206)	$ (208,073)	$ 199,706	$ (10,658)	$ (48,963)

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (11,942)	$ (13,321)
Net Realized Gain on Investments	241,622	136,632
Net Change in Unrealized Appreciation (Depreciation) on Investments	(149,860)	454,421
Net Increase in Net Assets Resulting from Operations	79,820	577,732

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(232,967)	(140,174)
Net Change in Net Assets from Distributions	(232,967)	(140,174)

Capital Share Transactions:
Proceeds from Sale of Shares	184,842	286,078
Shares Issued on Reinvestment of Dividends	231,810	139,490
Cost of Shares Redeemed	(388,419)	(180,033)
Net Increase from Shareholder Activity	28,233	245,535

Net Assets:
Net Increase (Decrease) in Net Assets	(124,914)	683,093
Beginning of Period	3,499,461	2,816,368
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 3,374,547	$ 3,499,461

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 15,099	$ 30,564
Net Realized Gain on Investments	11,697	3,762
Net Change in Unrealized Depreciation on Investments	(28,002)	(47,916)
Net Decrease in Net Assets Resulting from Operations	(1,206)	(13,590)

Distributions to Shareholders from:
Net Investment Income	(15,098)	(30,471)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(15,098)	(30,471)

Capital Share Transactions:
Proceeds from Sale of Shares	112,046	139,123
Shares Issued on Reinvestment of Dividends	14,990	30,286
Cost of Shares Redeemed	(515,747)	(431,248)
Net Decrease from Shareholder Activity	(388,711)	(261,839)

Net Assets:
Net Decrease in Net Assets	(405,015)	(305,900)
Beginning of Period	2,071,234	2,377,134
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,666,219	$ 2,071,234

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 12,664	$ (5,088)
Net Realized Gain on Investments	186,355	18,761
Net Change in Unrealized Appreciation (Depreciation) on Investments	(407,092)	213,371
Net Increase (Decrease) in Net Assets Resulting from Operations	(208,073)	227,044

Distributions to Shareholders from:
Net Investment Income	(12,662)	-
Realized Gains	(190,154)	(18,768)
Net Change in Net Assets from Distributions	(202,816)	(18,768)

Capital Share Transactions:
Proceeds from Sale of Shares	78,512	215,067
Shares Issued on Reinvestment of Dividends	201,534	18,665
Cost of Shares Redeemed	(476,160)	(121,402)
Net Increase (Decrease) from Shareholder Activity	(196,114)	112,330

Net Assets:
Net Increase (Decrease) in Net Assets	(607,003)	320,606
Beginning of Period	2,985,013	2,664,407
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,378,010	$ 2,985,013

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (20,889)	$ (24,103)
Net Realized Gain on Investments	388,716	160,868
Net Change in Unrealized Appreciation (Depreciation) on Investments	(168,121)	621,705
Net Increase in Net Assets Resulting from Operations	199,706	758,470

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(335,108)	-
Net Change in Net Assets from Distributions	(335,108)	-

Capital Share Transactions:
Proceeds from Sale of Shares	130,139	160,977
Shares Issued on Reinvestment of Dividends	333,251	-
Cost of Shares Redeemed	(588,099)	(194,844)
Net Decrease from Shareholder Activity	(124,709)	(33,867)

Net Assets:
Net Increase (Decrease) in Net Assets	(260,111)	724,603
Beginning of Period	3,694,059	2,969,456
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 3,433,948	$ 3,694,059

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (1,500)	$ 8,763
Net Realized Gain on Investments	267	4,053
Net Change in Unrealized Depreciation on Investments	(9,425)	(10,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,658)	1,966

Distributions to Shareholders from:
Net Investment Income	-	(8,686)
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	(8,686)

Capital Share Transactions:
Proceeds from Sale of Shares	472,725	386,285
Shares Issued on Reinvestment of Dividends	-	8,614
Cost of Shares Redeemed	(452,578)	(381,659)
Net Increase from Shareholder Activity	20,147	13,240

Net Assets:
Net Increase in Net Assets	9,489	6,520
Beginning of Period	1,286,641	1,280,121
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,296,130	$ 1,286,641

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (45,182)	$ (46,381)
Net Realized Gain on Investments	224,246	152,560
Net Change in Unrealized Appreciation (Depreciation) on Investments	(228,027)	957,490
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,963)	1,063,669

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	(229,457)	(94,437)
Net Change in Net Assets from Distributions	(229,457)	(94,437)

Capital Share Transactions:
Proceeds from Sale of Shares	100,246	314,330
Shares Issued on Reinvestment of Dividends	228,346	94,036
Cost of Shares Redeemed	(708,547)	(228,684)
Net Increase (Decrease) from Shareholder Activity	(379,955)	179,682

Net Assets:
Net Increase (Decrease) in Net Assets	(658,375)	1,148,914
Beginning of Period	4,402,531	3,253,617
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 3,744,156	$ 4,402,531

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 14.97	$ 13.00	$ 11.96	$ 12.92	$ 11.50

Income From Investment Operations: ***
Net Investment Loss *	(0.05)	(0.06)	(0.06)	(0.09)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.39	2.65	1.16	(0.87)	1.53
Total from Investment Operations	0.34	2.59	1.10	(0.96)	1.42

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(1.06)	(0.62)	(0.06)	-	-
Total from Distributions	(1.06)	(0.62)	(0.06)	-	-

Net Asset Value, at End of Period	$ 14.25	$ 14.97	$ 13.00	$ 11.96	$ 12.92

Total Return **	2.25%	20.01%	9.18%	(7.43)%	12.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,375	$ 3,499	$ 2,816	$ 2,790	$ 3,159
Ratio of Expenses to Average Net Assets	1.97%	1.96%	2.16%	2.23%	2.19%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%	(0.42)%	(0.46)%	(0.72)%	(0.91)%
Portfolio Turnover	25.18%	21.90%	10.84%	36.55%	22.58%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 9.96	$ 10.17	$ 9.85	$ 9.97	$ 9.86

Income From Investment Operations: ***
Net Investment Income *	0.08	0.14	0.14	0.15	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)	(0.21)	0.32	(0.12)	0.10
Total from Investment Operations	(0.01)	(0.07)	0.46	0.03	0.27

Distributions:
From Net Investment Income	(0.08)	(0.14)	(0.14)	(0.15)	(0.16)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.08)	(0.14)	(0.14)	(0.15)	(0.16)

Net Asset Value, at End of Period	$ 9.87	$ 9.96	$ 10.17	$ 9.85	$ 9.97

Total Return **	(0.08)%	(0.68)%	4.68%	0.32%	2.79%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,666	$ 2,071	$ 2,377	$ 2,435	$ 2,592
Ratio of Expenses to Average Net Assets	1.53%	1.46%	1.61%	1.71%	1.70%
Ratio of Net Investment Income to Average Net Assets	0.83%	1.37%	1.37%	1.50%	1.68%
Portfolio Turnover	12.92%	5.07%	22.53%	88.18%	69.10%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 12.42	$ 11.54	$ 10.49	$ 12.59	$ 11.44

Income From Investment Operations: ***
Net Investment Income (Loss) *	0.06	(0.02)	(0.03)	(0.06)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.06)	0.98	1.29	(1.90)	1.23
Total from Investment Operations	(1.00)	0.96	1.26	(1.96)	1.15

Distributions:
From Net Investment Income	(0.06)	-	-	-	-
From Net Realized Gain	(0.91)	(0.08)	(0.21)	(0.14)	-
Total from Distributions	(0.97)	(0.08)	(0.21)	(0.14)	-

Net Asset Value, at End of Period	$ 10.45	$ 12.42	$ 11.54	$ 10.49	$ 12.59

Total Return **	(8.10)%	8.31%	11.98%	(15.55)%	10.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,378	$ 2,985	$ 2,664	$ 2,509	$ 3,209
Ratio of Expenses to Average Net Assets	1.99%	1.98%	2.17%	2.22%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.48%	(0.18)%	(0.31)%	(0.53)%	(0.69)%
Portfolio Turnover	17.58%	14.37%	12.86%	47.81%	8.68%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 15.92	$ 12.67	$ 11.43	$ 11.91	$ 10.52

Income From Investment Operations: ***
Net Investment Loss *	(0.10)	(0.10)	(0.08)	(0.12)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.06	3.35	1.32	(0.36)	1.49
Total from Investment Operations	0.96	3.25	1.24	(0.48)	1.39

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(1.65)	-	-	-	-
Total from Distributions	(1.65)	-	-	-	-

Net Asset Value, at End of Period	$ 15.23	$ 15.92	$ 12.67	$ 11.43	$ 11.91

Total Return **	6.03%	25.65%	10.85%	(4.03)%	13.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,434	$ 3,694	$ 2,969	$ 2,991	$ 3,248
Ratio of Expenses to Average Net Assets	1.99%	1.94%	2.14%	2.22%	2.19%
Ratio of Net Investment Loss to Average Net Assets	(0.61)%	(0.72)%	(0.66)%	(1.01)%	(0.97)%
Portfolio Turnover	21.72%	15.81%	5.55%	32.42%	45.48%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 8.98	$ 9.02	$ 8.86	$ 9.02	$ 9.23

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.01)	0.06	0.06	0.06	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)	(0.04)	0.16	(0.14)	0.01
Total from Investment Operations	(0.07)	0.02	0.22	(0.08)	0.06

Distributions:
From Net Investment Income	-	(0.06)	(0.06)	(0.06)	(0.06)
Return of Capital	-	-	-	(0.02)	(0.21)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	-	(0.06)	(0.06)	(0.08)	(0.27)

Net Asset Value, at End of Period	$ 8.91	$ 8.98	$ 9.02	$ 8.86	$ 9.02

Total Return **	(0.78)%	0.23%	2.48%	(0.85)%	0.67%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,296	$ 1,287	$ 1,280	$ 1,457	$ 1,687
Ratio of Expenses to Average Net Assets	1.48%	1.52%	1.55%	1.66%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%	0.69%	0.64%	0.69%	0.51%
Portfolio Turnover	3.31%	48.25%	16.74%	99.92%	92.33%
Such Ratios are After Effect of Expenses Waived	(0.06)%	-	(0.04)%	(0.12)%	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010

Net Asset Value, at Beginning of Period	$ 15.09	$ 11.67	$ 10.35	$ 11.26	$ 9.32

Income From Investment Operations: ***
Net Investment Loss *	(0.17)	(0.16)	(0.11)	(0.17)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	3.91	1.43	(0.74)	2.09
Total from Investment Operations	(0.16)	3.75	1.32	(0.91)	1.94

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(0.92)	(0.33)	-	-	-
Total from Distributions	(0.92)	(0.33)	-	-	-

Net Asset Value, at End of Period	$ 14.01	$ 15.09	$ 11.67	$ 10.35	$ 11.26

Total Return **	(1.09)%	32.14%	12.75%	(8.08)%	20.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,744	$ 4,403	$ 3,254	$ 3,046	$ 3,477
Ratio of Expenses to Average Net Assets	1.98%	1.94%	2.13%	2.20%	2.16%
Ratio of Net Investment Loss to Average Net Assets	(1.15)%	(1.21)%	(0.95)%	(1.53)%	(1.52)%
Portfolio Turnover	12.38%	10.62%	14.95%	36.45%	12.96%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2014.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 882,365	-	-	$ 882,365
Exchange Traded Funds	990,310	-	-	990,310
Open-End Funds	1,234,563	-	-	1,234,563
Real Estate Investment Trusts	182,843	-	-	182,843
Short-Term Investments	80,572	-	-	80,572
Total	$3,370,653	-	-	$3,370,653

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$1,327,612	-	$1,327,612
Exchange Traded Funds	171,363	-	-	171,363
Real Estate Investment Trust	102,922	-	-	102,922
Revenue Bond	38,803	-	-	38,803
Short-Term Investments	15,915	-	-	15,915
Total	$ 329,003	$1,327,612	-	$1,656,615

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 146,695	-	-	$ 146,695
Exchange Traded Funds	674,344	-	-	674,344
Open-End Funds	1,515,786	-	-	1,515,786
Short-Term Investments	40,683	-	-	40,683
Total	$2,377,508	-	-	$2,377,508

LCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$863,718	-	-	$863,718
Exchange Traded Funds	522,432	-	-	522,432
Open-End Funds	1,885,343	-	-	1,885,343
Real Estate Investment Trusts	139,149	-	-	139,149
Short-Term Investments	17,202	-	-	17,202
Total	$3,427,844	-	-	$3,427,844

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$1,173,494	-	$1,173,494
Exchange Traded Funds	93,560	-	-	93,560
Short-Term Investments	25,540	-	-	25,540
Total	$ 119,100	$1,173,494	-	$1,292,594

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 357,693	-	-	$ 357,693
Exchange Traded Funds	1,292,667	-	-	1,292,667
Open-End Funds	1,878,800	-	-	1,878,800
Real Estate Investment Trusts	116,046	-	-	116,046
Short-Term Investments	92,957	-	-	92,957
Total	$3,738,163	-	-	$3,738,163

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2014.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Reclassifications: In accordance with GAAP, the Funds recorded a permanent book/tax difference of $177,087, $529, $141,006, $347,372, $55,516, and $549,647 from net investment loss to paid-in-capital for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively. This reclassification has no impact on the net asset value of the Growth Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2014, the Adviser earned $27,054, $4,554, $21,191, $27,257, $3,434, and $31,318 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the year ended December 31, 2014, the Adviser voluntarily waived $845 in expenses for the STBF.  As of December 31, 2014, the Fund owed the Adviser for management fees $895, $137, $630, $911, $0, and $984 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the year ended December 31, 2014, the distribution fees were as follows, $261, $637, $131, $292, $540, and $303 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2014, the Fund owed the $20, $83, $13, $40, $48, and $28 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2014, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	2,136	1,735	11,755	17,981	12,687	20,133
Employees	-	-	-	2,733	-	-
	2,136	1,735	11,755	20,715	12,687	20,133
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 21,084	$ 15,463	$ 179,036	$ 251,919	$ 132,452	$ 286,897
Employees	-	-	-	$ 38,296	-	-
	$ 21,084	$ 15,463	$ 179,036	$290,214	$ 132,452	$ 286,897

Shares Outstanding	168,788	145,468	225,031	266,770	227,497	236,651

Percentage of Ownership (Weisbrod+Employee)	1.27%	1.19%	5.22%	7.77%	5.58%	8.51%

Percentage of Ownership (Weisbrod only)	1.27%	1.19%	5.22%	6.74%	5.58%	8.51%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the year ended December 31, 2014, were $9,562.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at December 31, 2014, was $2,520,365 representing 236,796 shares outstanding for the ACF, $1,806,203 representing 168,848 shares outstanding for the GBF, $1,968,097 representing 227,729 shares outstanding for the INTF, $2,221,229 representing 225,532 shares outstanding for the LCSF, $1,311,492 representing 145,500 shares outstanding for the STBF, and $2,683,177 representing 267,322 shares outstanding for the SCSF. Transactions in capital shares for the years ended December 31, 2014 and December 31, 2013, were as follows:

	December 31, 2014
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	12,288	11,223	6,626	8,241	52,659	6,999
Shares issued on Reinvestment of Dividends	16,267	1,505	19,304	21,881	-	16,299
Shares Redeemed	(25,539)	(51,734)	(38,610)	(36,675)	(50,445)	(47,817)
Net Increase (Decrease)	3,016	(39,006)	(12,680)	(6,553)	2,214	(24,519)

	December 31, 2014
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$184,842	$112,046	$78,512	$130,139	$472,725	$ 100,246
Shares issued on Reinvestment of Dividends	231,810	14,990	201,534	333,251	-	228,346
Shares Redeemed	(388,419)	(515,747)	(476,160)	(588,099)	(452,578)	(708,547)
Net Increase (Decrease)	$ 28,233	$(388,711)	$(196,114)	$(124,709)	$ 20,147	$(379,955)

	December 31, 2013
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	20,427	13,743	18,288	11,345	42,881	23,840
Shares issued on Reinvestment of Dividends	9,382	3,019	1,503	-	958	6,232
Shares Redeemed	(12,718)	(42,723)	(10,241)	(13,611)	(42,409)	(17,117)
Net Decrease	17,091	(25,961)	9,550	(2,266)	1,430	12,955

	December 31, 2013
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$286,078	$139,123	$215,067	$160,977	$386,285	$314,330
Shares issued on Reinvestment of Dividends	139,490	30,286	18,665	-	8,614	94,036
Shares Redeemed	(180,033)	(431,248)	(121,402)	(194,844)	(381,659)	(228,684)
Net Decrease	$245,535	$(261,839)	$112,330	$(33,867)	$ 13,240	$179,682

Note 5. Investment Transactions

For the year ended December 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $800,970 and $902,096 for the ACF, $652,394 and $226,609 for the GBF, $441,669 and $661,803 for the INTF, $713,115 and $1,168,062 for the LCSF, $698,752 and $39,883 for the STBF, and $463,236 and $1,082,804 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2014, the tax cost basis for investments held were as follows: $2,534,553 for the ACF, $1,653,319 for the GBF, $1,971,905 for the INTF, $2,212,878 for the LCSF, $1,297,127 for the STBF, and $2,671,193 for the SCSF, respectively.

At December 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$905,774	$(69,674)	$836,100

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$22,381	$(19,085)	$3,296

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$458,575	$(52,972)	$405,603

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,274,460	$(59,494)	$1,214,966

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,983	$(6,516)	$(4,533)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,113,024	$(46,054)	$1,066,970

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (177,087)
Undistributed capital gain	18,082
Unrealized appreciation on investments	836,100

GBF	Value
Undistributed ordinary loss	$ 529
Undistributed capital loss	(143,280)
Unrealized appreciation on investments	3,296

INTF	Value
Undistributed ordinary loss	$ (141,006)
Undistributed capital gain	4,310
Unrealized appreciation on investments	405,603

LCSF	Value
Undistributed ordinary loss	$ (347,372)
Undistributed capital loss	(2,247)
Unrealized appreciation on investments	1,214,966

STBF	Value
Undistributed ordinary loss	$ (55,516)
Undistributed capital loss	(10,829)
Unrealized depreciation on investments	(3,522)

SCSF	Value
Undistributed ordinary loss	$ (549,647)
Undistributed capital loss	(5,991)
Unrealized appreciation on investments	1,066,970

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the years ended December 31, 2014 and December 31, 2013 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
December 31, 2014

Ordinary Distribution	$ -	$15,098	$ 12,662	$ -	$ -	$ -
Capital Gain Distribution	$232,967	$ -	$190,154	$335,108	$ -	$229,457

December 31, 2013

Ordinary Distribution	$ -	$ 30,471	$ -	$ -	$8,686	$ -
Capital Gain Distribution	$140,174	$ -	$18,768	$ -	$ -	$94,437

As of December 31, 2014, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2015	-	-	-	-	-	-
2016	-	88,085	-	-	-	-
2017	-	55,195	-	-	10,831	-
2018	-	-	-	-	-	-
No Expiration	-	-	-	-	-	-
	$ -	$ 143,280	$ -	$ -	$ 10,831	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

Staar Investment Trust

We have audited the accompanying statements of assets and liabilities of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of , and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2014, 2013 and 2012. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the financial highlights, for the years ended December 31, 2011 and 2010. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 25, 2012.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of , by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Staar Investment Trust as of , the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2014, 2013 and 2012 in conformity with accounting principles generally accepted in the United States of America.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

February 24, 2015

STAAR Investment Trust Funds
Expense Illustration
December 31, 2014 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 through December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Alternative Categories
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$963.92	$9.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		General Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$998.19	$7.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.74	$7.53

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$888.26	$9.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$1,019.91	$10.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.02	$10.26

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$992.20	$6.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$7.07

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$972.38	$9.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 62	Trustee	Continuous, 14 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 76	Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 66	Secretary/Trustee	Continuous, 19 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST FUNDS

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

DECEMBER 31, 2014 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 64	Indeterminate / 19 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 66	Indeterminate / 19 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 76	Indeterminate / 15 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 62	Indeterminate / 14 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

STAAR INVESTMENT TRUST FUNDS

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS - CONTINUED

DECEMBER 31, 2014 (UNAUDITED)

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2014.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2014 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Renewal of Investment Advisory Agreement

During a Board meeting held on December 9, 2014, the Trustees reviewed and discussed amongst other things, the renewal of the advisory agreement.  There were multiple considerations taken into account; performance, conflicts of interest, and expenses.  It was decided to renew the agreement for an additional year.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

(f) The Code of Ethics may be found at www.staarfunds.com

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(b) Audit related fees include fees billed in connection with assurance and related services provided by the registrant.

(c) Tax fees include fees billed in connection with the tax compliance, planning, and advice services provided by the Registrant.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                                      2014               2013

Audit Fees                  $ 29,500         $ 28,000

Audit-Related                 $ 0                  $ 0

Tax Fees                      $ 9,000           $ 3,900

All Other Fees                $ 0                  $ 0

                                     ---------          ----------

Total                          $ 47,588         $ 31,900

(e)  The Audit Committee annually meets with the independent registered accounting firm to review and approve the audit plan prior to execution.  Items covered in the related report and meeting include, among other things: update of the auditor’s understanding the entity and its operating environment, audit objectives, anticipated reports to be issued, other services to be rendered, audit planning activities to date and resulting service fees segregated as prescribed into audit, audit-related and tax service fees. Upon conclusion of the meeting, the Audit Committee Chairman executes an engagement letter covering audit, audit-related and tax service fees.

During the course of the audit work, the Audit Committee Chairman is kept informed of any significant issues that arise, including those that have an effect on audit scope. At the conclusion of the audit, and prior to issuance, the Audit Committee meets with the independent registered accounting firm to review a summary of the audit through review of various reports, including the required communication to the Audit Committee.

Using the above described procedures, the Audit Committee considers 100% of the independent registered accounting fees to be approved. The Registrant considers the Audit Committee's administration of the engagement to be in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(f) There were no audit, audit-related or tax services provided by persons other than the Registrant's independent registered accounting firm's full-time, permanent employees.

 (g) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor.

(h) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor or to any entity controlling, controlled by, or under common control with the advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF  INVESTMENTS.

Not applicable – schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: March 5, 2015

The STAAR Investment Trust

(Registrant)

Date: March 5, 2015